Income Taxes - Income/(Loss) Before Tax and Income Tax Expense/(Benefit) Attributable to that Income (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Examination [Line Items]
(Loss) before tax, U.S.					$ 236.3	$ 34.8	$ 5.0
Income (loss) from operations before income taxes	$ 63.1	$ 91.5	$ 269.6	$ 346.6	402.6	(27.0)	35.1
Current tax (benefit)/expense, U.S.					52.4	14.8	5.8
Current tax (benefit)/expense, Total					65.6	26.5	8.5
Deferred tax (benefit), U.S.					3.0	(102.9)	0.0
Deferred tax, Total					(197.7)	(104.6)	(3.2)
Total tax expense/(benefit), U.S.					55.4	(88.1)	5.8
Total tax expense/(benefit)	$ 6.4	$ 5.2	$ 32.1	$ 41.4	(132.1)	(78.1)	5.3
Base erosion and anti-abuse (BEAT) expense					0.9	2.3	6.1
Bermuda
Income Tax Examination [Line Items]
(Loss) before tax, Non-U.S.					148.8	(103.3)	22.9
Current tax (benefit)/expense, Non-U.S.					0.0	0.0	0.0
Deferred tax (benefit), Non-U.S.					(201.1)	0.0	0.0
Total tax expense/(benefit), Non-U.S.					(201.1)	0.0	0.0
Net deferred tax asset, Bermuda					156.6
Opening tax loss adjustment					$ 44.5
Deferred tax asset, utilization period					10 years
U.K.
Income Tax Examination [Line Items]
(Loss) before tax, Non-U.S.					$ 0.7	62.4	75.1
Current tax (benefit)/expense, Non-U.S.					5.3	7.0	0.0
Deferred tax (benefit), Non-U.S.					0.1	0.0	(0.3)
Total tax expense/(benefit), Non-U.S.					5.4	7.0	(0.3)
Other
Income Tax Examination [Line Items]
(Loss) before tax, Non-U.S.					16.8	(20.9)	(67.9)
Current tax (benefit)/expense, Non-U.S.					7.9	4.7	2.7
Deferred tax (benefit), Non-U.S.					0.3	(1.7)	(2.9)
Total tax expense/(benefit), Non-U.S.					$ 8.2	$ 3.0	$ (0.2)